Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Contractual Obligations

The Company’s contractual obligations, not recorded on the balance sheet, at December 31, 2017, include:

	2018 $	2019 $	2020 $	2021 and later $
Leases	14,953	11,676	10,688	60,958
Purchase obligations	47,614	722	100	152
Totals	62,567	12,398	10,788	61,110